Related Parties Balances and Transactions (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 26, 2022
Related Party Transactions [Abstract]
Accounts receivable from related parties	$ 54,825
Due from a related party	100,122
Due to a related party		672,560
Revenue from related parties	$ 710,620	$ 365,042	$ 334,558
Related party’s borrowing				$ 1,207,804